Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets at Fair Value Through Profit or Loss

	Group
	2019 £m	2018 £m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	528	496

	540	509
Debt securities	298	3,263
Equity securities	135	93
Reverse repurchase agreements – non trading	0	2,272

	973	6,137